CAPITAL STOCK (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	87,600,557	58,582,469	37,428,394
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	87,600,557	58,582,469	37,428,394
Preferred stock, shares authorized	100,000,000
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common Stock, Voting Rights	The holders of common stock are entitled to one vote for each share held	The holders of common stock are entitled to one vote for each share held
Preferred Stock, Voting Rights	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company
Common stock upon conversion of convertible notes	3,626,643	13,810,125
Class A preferred stock shares issued		56,282,599
Common stock upon conversion of convertible notes amount	$ 164,893	$ 0
Net loss on debt extinguishment	85,316
Accrued interest	$ 79,577
Common stock issued, shares	29,018,088
Common stock issued in payment, shares	900,000	6,518,950
Common stock issued in payment, value	$ 43,400	$ 178,544
Common stock, net of offering costs	$ 12,125
Common shares sold	13,429,645
Purchase price of Common stock	$ 315,933
Common shares sold		825,000	325,000
Purchase shares of Common stock		412,500	162,500
Share conversions, shares		552,405
Liquidation, amount per share		$ 1.00
Common stock price per share		$ 0.50	$ 0.50
Chief Executive Officer [Member]
Share conversions, shares of Class A Preferred Stock	4,040,000	200,001
Preferred Stock, Conversion Basis	shares was determined to be $2,990,000 based on an assumed conversion at a 25 common shares for 1 preferred share ratio	shares was determined to be $110,002 based on an assumed conversion at a one-for-25 ratio
Undesignated Preferred Shares [Member]
Preferred stock, shares authorized	39,999,900	39,999,900	40,000,000
Preferred stock, shares outstanding	0	0	0
Undesignated Preferred Stock [Member]
Preferred stock, shares authorized		40,000,000	40,000,000
Preferred stock, shares outstanding		0	0
Class A Preferred Stock [Member]
Common stock upon conversion of convertible notes		13,810,125
Preferred stock, shares designated	60,000,000
Closing market price per share	$ 0.029
Share conversions, shares of Class A Preferred Stock	442,472	552,405
Number of preferred stock shares held by CEO		31,092,596
Preferred stock, shares outstanding		56,282,599
Class A Preferred Stock [Member] | Chief Executive Officer [Member]
Number of preferred stock shares held by CEO	15,958,767
Preferred stock, shares outstanding	59,880,127
Class A Preferred Stock [Member] | Board Of Directors Chairman
Preferred stock, shares outstanding	90
Convertible Preferred Stock One [Member]
Preferred stock, shares authorized		60,000,000	60,000,000
Class B Preferreds Stock [Member]
Super voting Preferred stock	100
Class A Preferred Stock One [Member]
Share conversions, shares of Class A Preferred Stock	442,472
Share conversions, common shares	11,061,800